Other current liabilities	6 Months Ended
Mar. 31, 2020
Other current liabilities
Other current liabilities

Note 9 — Other current liabilities

Other current liabilities consisted of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Payroll payable	$183,846	$58,963
Professional service fees payable	145,023	137,484
Shipping expenses payable	138,148	246,957
Marketing expenses payable	107,744	1,401
Renovation cost payable	59,456	—
IT service fees payable	25,614	377,477
Others	7,020	43,471
Total	$666,851	$865,753